Sep. 30, 2015

November 24, 2015

DBX ETF TRUST

Deutsche X-trackers MSCI All China Equity ETF

(the “Fund”)

Supplement to the Prospectus and Statement of Additional Information of the Fund dated September 30, 2015

The following information supplements and supersedes any contrary information contained in the Fund’s Prospectus and Statement of Additional Information.

Effective November 30, 2015, the underlying index of the Fund will be changed from the MSCI All China Index to the MSCI China All Shares Index (the “Underlying Index”).

The Underlying Index is a rules-based, free-float adjusted market capitalization index comprised of equity securities that are listed in Hong Kong, Shanghai and Shenzhen. The Underlying Index is intended to give investors a means of tracking the overall performance of equity securities that are a representative sample of the entire Chinese investment universe. The Underlying Index is comprised of A-Shares, B-Shares, H-Shares, Red chips and P chips share classes. As of October 30, 2015, the Underlying Index included 557 securities with a market capitalization range of between approximately $396 million and $97.54 billion and a weighted average market capitalization of $17.74 billion and was substantially comprised of issuers in the financial services sector (36.69%) and the industrials sector (15.59%). These amounts are subject to change. To be eligible for inclusion in the Underlying Index, a security must have adequate liquidity measured by 12-month and three-month trading volume. Constituent stocks for the Underlying Index must have been listed for more than three months prior to the implementation of a semi-annual index review by the Index Provider, unless the stock meets certain size-segment investability and full market capitalization requirements as defined by the Index Provider. The Underlying Index is rebalanced on a quarterly basis, usually as of the close of the last business day of February, May, August, and November. The pro forma Underlying Index is generally announced nine business days before the effective date.

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Effective November 30, 2015, the Fund’s investment objective will be changed to reflect the change in its Underlying Index.

The information contained in the Prospectus section entitled “Summary—Investment Objective” is hereby deleted and replaced with the following:

The Deutsche X-trackers MSCI All China Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI China All Shares Index (the “Underlying Index”).